Long-Term Debt - Additional Information (Details) £ in Millions, $ in Millions, $ in Millions		12 Months Ended
	Oct. 29, 2021 CAD ($) tranche	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 AUD ($)	Jun. 27, 2023 CAD ($)	Jun. 16, 2023 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 23, 2022 GBP (£)	Oct. 08, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.78%	6.09%	6.78%	6.78%			6.09%
Number of tranches | tranche	2
Additional revolving credit facilities amount	$ 600,000,000
Letter of credit outstanding		$ 2,400,000	$ 2,600,000
Bank indebtedness		23,600,000	65,400,000
Letter of credit issued and outstanding in addition		57,000,000.0	66,900,000
Expire before 2022
Disclosure of detailed information about borrowings [line items]
Letter of credit issued and outstanding in addition		41,600,000	54,600,000
Open-ended terms
Disclosure of detailed information about borrowings [line items]
Letter of credit issued and outstanding in addition		15,400,000	12,300,000
Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 250,000,000				$ 300,000,000
Borrowings, interest rate						5.393%				2.048%
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities amount	800,000,000	800,000,000
Amount available under the facility		718,100,000	223,600,000
Revolving credit facility | Canadian Dollars
Disclosure of detailed information about borrowings [line items]
Payable amount			376,000,000.0
Revolving credit facility | US dollars
Disclosure of detailed information about borrowings [line items]
Payable amount		$ 79,500,000	$ 157,000,000.0	$ 60.0				$ 116.0
Term loan facilities
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities amount	$ 310,000,000
Unsecured bilateral
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities amount | £							£ 100
Unsecured multicurrency facility
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.59%	5.18%	6.59%	6.59%			5.18%
Revolving credit facilities amount | £									£ 20
Payable amount		$ 23,600,000	$ 24,600,000
Overdraft facility
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities amount					$ 5
Syndicated senior credit facilities | Canadian Dollars
Disclosure of detailed information about borrowings [line items]
Bank indebtedness		0	40,800,000
Notes payable
Disclosure of detailed information about borrowings [line items]
Aggregate maturity value of notes		$ 84,300,000	$ 62,800,000
Notes payable | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.90%	1.60%	3.90%	3.90%			1.60%
Software financing obligations
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.94%	5.94%	5.94%	5.94%			5.94%
Software additions acquired through software financing obligations		$ 600,000	$ 19,300,000
Letter of credit
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities amount		100,000,000
Surety facilities
Disclosure of detailed information about borrowings [line items]
Bonds issued under surety facilities		16,600,000	27,100,000
Surety facilities expiring before September 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued under surety facilities		$ 20,300,000	$ 18,800,000